Financial Instruments and Derivatives (Tables)	12 Months Ended
Dec. 31, 2011
Financial Instruments and Derivatives [Abstract]
Estimated Fair values of commodity derivatives

Natural Gas	Period	MMBTU/day	Price per MMBTU
Collars	Jan 2012 - Dec 2012	11,910	$4.58 - $6.42
	Jan 2013 - Dec 2013	12,500	$4.50 - $5.96
Swaps	Jan 2012 - Dec 2012	6,100	$4.16
	Jan 2013 - Dec 2013	6,000	$4.13
Ceilings sold (call)	Jan 2014 - Dec 2014	16,000	$5.91

Crude Oil	Period	Bbls/day	Price per Bbl
Collars	Jan 2012 - Dec 2012	3,000	$81.69 - $98.92
	Jan 2013 - Dec 2013	2,763	$81.38 - $97.61
	Jan 2014 - Dec 2014	663	$85.00 - $91.25
	Jan 2015 - Dec 2015	259	$85.00 - $91.25
Floors sold (put)	Jan 2012 - Dec 2012	50	$55.00
Floors purchased (put)	Jan 2012 - Dec 2012	153	$80.00

Schedule of Derivative Assets and Liabilities at Fair Value

In thousands Derivatives not designated as		Gross Derivative Assets		Gross Derivative Liabilities
hedging instruments	Balance Sheet Classification	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Commodity
	Current Assets—Derivatives	$5,732	$1,743	$—	$—
	Derivatives and Other Long Term Assets	1,192	500	—	—
	Derivative and other Current Liabilities	—	—	(5,800)	(2,462)
	Derivative and other Long Term Liabilities	—	—	(6,112)	(559)

Total		$6,924	$2,243	$(11,912)	$(3,021)

Summary of net gain (loss) on derivative contracts

	For the Year Ended December 31,
	2011	2010	2009
	(in thousands)
Realized gain (loss)	$(2,136)	$3,877	$5,375
Unrealized loss	(4,210)	(3,063)	(7,700)

Net gain (loss)	$(6,346)	$814	$(2,325)